SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 676	$ 2,120
In NIS bears interest rate of Prime+0.85% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 373	1,326
Annual interest rate	2.45%
Short term credit from others [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt		612
Annual interest rate	4.15%
Long-term debt from banks in NIS bears interest of Prime+1.5% to Prime+1.75% [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 303	$ 182
Long-term debt from banks in NIS bears interest of Prime+1.5% to Prime+1.75% [Member] | Minimum [Member]
Short-term Debt [Line Items]
Annual interest rate	3.10%
Long-term debt from banks in NIS bears interest of Prime+1.5% to Prime+1.75% [Member] | Maximum [Member]
Short-term Debt [Line Items]
Annual interest rate	3.35%